Taxes (Details) - Schedule of deferred tax assets - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Deferred tax assets:
Net operating loss carry-forwards	$ 829,137	$ 785,550
Allowance for doubtful accounts	156,824	84,447
Total	985,961	869,997
Valuation allowance
Total deferred tax assets	$ 985,961	$ 869,997